VALUATION ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2022
VALUATION ACCOUNTS
Schedule of valuation accounts

	Allowance	Allowance
	for deferred	for doubtful	Slow-moving	Warranty
	tax assets	accounts	inventory	reserve
Balance as of December 31, 2019	14,977	1,489	1,084	371
Charges to costs and expenses	596	90	651	266
Deductions: write-off and others	(65)	(858)	(172)	(268)
Balance as of December 31, 2020	15,508	721	1,563	369
Charges to costs and expenses	346	2	371	110
Deductions: write-off and others	(1,513)	19	(464)	(227)
Balance as of December 31, 2021	14,341	742	1,470	252
Charges to costs and expenses	1,538	32	93	112
Deductions: write-off and others	(1,135)	(613)	(300)	(202)
Balance as of December 31, 2022	14,744	161	1,262	162